SHARE-BASED PAYMENT (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended					12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012 Phantom Shares [Member]	Oct. 31, 2011 Phantom Shares [Member]	Jun. 30, 2011 Phantom Shares [Member]	Sep. 30, 2010 Phantom Shares [Member]	Jan. 31, 2009 Phantom Shares [Member]	Dec. 31, 2012 Phantom Shares [Member]	Dec. 31, 2011 Phantom Shares [Member] EBITDA Formula [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock base price						$ 4.6
Phantom shares granted						685,000
Vesting period						3 years
Vesting increments						0.0833
Shares issued in exercise of option			175,000		335,000		350,000
Cash used to settle awards		$ 1,500		$ 2,800			$ 3,018
Phantom award liability								1,937
Fair value of shares exercised								$ 1,747